Parnassus Core Equity Fund

Portfolio of Investments as of March 31, 2026 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.3%)

Bank of America Corp.	10,353,246	504,720,743

Capital Markets (5.1%)

Intercontinental Exchange Inc.	4,217,312	663,298,831

S&P Global Inc.	1,113,315	473,537,402

		1,136,836,233

Chemicals (4.0%)

Linde plc	1,250,631	620,012,825

The Sherwin-Williams Co.	864,261	277,038,864

		897,051,689

Commercial Services & Supplies (4.0%)

Waste Management Inc.	3,870,518	889,406,331

Construction Materials (1.5%)

Vulcan Materials Co.	1,189,000	323,764,700

Diversified Financial Services (2.7%)

Mastercard Inc., Class A	1,213,096	606,135,547

Equity Real Estate Investment Trusts (3.1%)

Realty Income Corp.	11,225,982	686,805,579

Food & Staples Retailing (2.5%)

Costco Wholesale Corp.	568,125	566,096,794

Health Care Equipment & Supplies (3.9%)

Boston Scientific Corp.[q]	6,115,192	383,728,298

Stryker Corp.	1,484,958	487,942,349

		871,670,647

Hotels, Restaurants & Leisure (2.0%)

Marriott International Inc., Class A	1,338,520	437,789,736

Household Products (1.4%)

The Procter & Gamble Co.	2,232,971	322,530,331

Insurance (1.4%)

Marsh & McLennan Companies Inc.	1,862,433	323,039,004

		323,039,004

Interactive Media & Services (6.2%)

Alphabet Inc., Class A	4,815,004	1,384,602,550

Life Sciences Tools & Services (5.2%)

Danaher Corp.	3,324,608	630,345,677

Thermo Fisher Scientific Inc.	1,091,227	536,370,807

Equities	Shares	Market Value ($)

		1,166,716,484

Machinery (3.5%)

Deere & Co.	1,409,755	794,114,992

Multiline Retail (5.3%)

Amazon.com Inc.[q]	5,693,775	1,185,842,519

Pharmaceuticals (3.2%)

Eli Lilly & Co.	783,902	721,009,543

Professional Services (1.1%)

Verisk Analytics Inc., Class A	1,291,512	245,064,402

Road & Rail (1.1%)

Old Dominion Freight Line Inc.	1,301,692	254,350,617

Semiconductors & Semiconductor Equipment (16.4%)

Advanced Micro Devices Inc.[q]	1,961,616	399,051,543

Applied Materials Inc.	2,225,356	760,604,427

Broadcom Inc.	1,753,029	542,580,006

KLA Corp.	407,430	599,904,006

NVIDIA Corp.	7,867,382	1,372,071,421

		3,674,211,403

Software (9.8%)

Microsoft Corp.	3,301,725	1,222,199,543

Oracle Corp.	1,584,355	233,074,464

Salesforce Inc.	1,622,499	302,871,888

Synopsys Inc.[q]	1,106,394	438,663,093

		2,196,808,988

Specialty Retail (4.5%)

AutoZone Inc.[q]	163,941	553,756,631

The Home Depot Inc.	1,369,718	450,486,553

		1,004,243,184

Technology Hardware, Storage & Peripherals (4.4%)

Apple Inc.	3,910,964	992,563,554

Trading Companies & Distributors (4.5%)

Ferguson Enterprises Inc.	1,896,421	442,359,162

WW Grainger Inc.	528,251	576,221,473

		1,018,580,635

Total investment in equities (99.1%)
(cost $17,373,486,387)		22,203,956,205

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.4%)

Citibank, New York	2.98%	04/01/2026	89,502,471	89,502,471

Total short-term securities (0.4%)
(cost $89,502,471)				89,502,471

Total securities (99.5%)
(cost $17,462,988,858)				22,293,458,676

Other assets and liabilities (0.5%)				120,317,750

Total net assets (100.0%)				22,413,776,426

q	This security is non-income producing.

plc	Public Limited Company